Note 16 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property, plant and equipment		€ 8,043	€ 7,107
Property Plant And Equipment Own Use		7,784	6,874
Property Plant And Equipment Leased out under an operating lease		259	234
Investment property		(294)	(191)
Tangible assets		8,337	7,298
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use	[1]	6,256	4,350
Construction in progress [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		72	67
2590 Miscellaneous Furniture and Fixtures [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		5,699	5,388
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		1,748	3,154
Investment property		(188)	(162)
Accumulated depreciation and amortisation [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		(5,723)	(5,543)
Property Plant And Equipment Leased out under an operating lease		(31)	(33)
Investment property		(81)	(64)
Accumulated impairment [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use	[2]	(267)	(542)
Investment property		(57)	(55)
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Leased out under an operating lease		289	267
Building rental [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property		(241)	(146)
Other [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property		€ (2)	€ (2)

[1]	(*) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group and the effect of the IAS 29 implementation in Turkey (see Note 2.1).
[2]	(**) In 2021, it includes allowances on right of use of the rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 20 and 23).